Concentration of Credit Risk, Significant Customers and Geographic Information - Schedule of Long Lived Assets by Geographic Area (Detail) - Long Lived Assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Long-Lived Assets	$ 194,558	$ 91,216
Concentration risk percentage	100.00%	100.00%
United States [Member]
Concentration Risk [Line Items]
Long-Lived Assets	$ 148,248	$ 34,303
Concentration risk percentage	76.00%	38.00%
New Zealand [Member]
Concentration Risk [Line Items]
Long-Lived Assets	$ 45,050	$ 43,323
Concentration risk percentage	23.00%	47.00%
Canada [Member]
Concentration Risk [Line Items]
Long-Lived Assets	$ 1,260	$ 13,590
Concentration risk percentage	1.00%	15.00%